Additional information-Financial Statement Schedule I - Condensed statement of cash flows (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Cash flows from operating activities
Profit before tax	£ 27,476,000	£ 25,833,000	[1]	£ 56,588,000	[1]
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	699,000	2,915,000		2,187,000
Foreign exchange (gains)/losses on operating activities	(76,000)	994,000		2,646,000
Changes in working capital:
Other receivables	(1,081,000)	163,000		(657,000)
Net cash inflow from operating activities	244,784,000	95,250,000		227,660,000
Cash flows from financing activities
Dividends paid	(23,326,000)	(21,982,000)		(23,295,000)
Net cash outflow from financing activities	(27,076,000)	(22,401,000)		(23,690,000)
Net increase/(decrease) in cash and cash equivalents	56,366,000	(48,420,000)		53,002,000
Cash and cash equivalents at beginning of period	242,022,000	290,267,000		229,194,000
Effect of exchange rate changes on cash and cash equivalents	9,249,000	175,000		8,071,000
Cash and cash equivalents at end of period	307,637,000	242,022,000		290,267,000
Parent
Cash flows from operating activities
Profit before tax	19,871,000	18,559,000		21,282,000
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	699,000	2,915,000		2,187,000
Foreign exchange (gains)/losses on operating activities	(37,000)	114,000		42,000
Changes in working capital:
Other receivables	206,000	(191,000)		(998,000)
Other payables	2,326,000	517,000		1,125,000
Net cash inflow from operating activities	23,065,000	21,914,000		23,638,000
Cash flows from financing activities
Dividends paid	(23,326,000)	(21,982,000)		(23,295,000)
Net cash outflow from financing activities	(23,326,000)	(21,982,000)		(23,295,000)
Net increase/(decrease) in cash and cash equivalents	(261,000)	(68,000)		343,000
Cash and cash equivalents at beginning of period	340,000	522,000		221,000
Effect of exchange rate changes on cash and cash equivalents	37,000	(114,000)		(42,000)
Cash and cash equivalents at end of period	£ 116,000	£ 340,000		£ 522,000

[1]	Comparative amounts have been restated—see note 33 for further details.